SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:       SIGNIFICANT ACCOUNTING POLICIES

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

a.     Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.     Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

c.     Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances were eliminated upon consolidation. Profits from intercompany sales, not yet realized outside the group, were also eliminated.

d.     Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash equivalents. The Company has not held any cash equivalents during 2018 and 2017.

e.     Restricted Cash:

Restricted cash held in interest bearing saving accounts which are used as a security for the Company’s Israeli facility leasehold bank guarantee, and as a security for ongoing terms of the contracts with existing customers and commercial tenders guarantees.

f.     Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

g.     Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined for all types of inventory using the moving average cost method.

h.    Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

years

Computers and peripheral equipment	3
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

i.     Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized using units of production and the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets and their useful lives are as follows:

Useful Life (in Years)

Customers relationships & Other	Between 4.5‑13 (mainly 13)
IP & Technology	Between 4‑15 (mainly 15)
Capitalized software development costs	Between 4‑5

As of December 31, 2018, and 2017 no impairment losses were identified.

Acquisition-related intangible assets:

The Company accounts for its business combinations in accordance with ASC 805 “Business Combinations” and with ASC 350‑20 “Goodwill and Other Intangible Assets” (“ASC 350‑20”). ASC 805‑10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses accounted for under the purchase method and consist of the value of identifiable intangible assets including developed software products, brand and patents, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related definite lived intangible assets are reported at cost, net of accumulated amortization.

j.     Goodwill:

The Company’s goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed by evaluating an initial qualitative assessment of the likelihood of impairment. If this step indicates that the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the impairment test is performed.

In step one of the impairment test, the Company compares the fair value of the reporting unit to the carrying value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. If the fair value is less than the carrying value of the reporting unit, then the second step of the impairment test is performed to measure the amount of the impairment.

In the second step, the reporting unit’s fair value is allocated to all the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that simulates the business combination principles to derive an implied goodwill value. If the implied fair value of the reporting unit’s goodwill is less than its carrying value, the difference is recorded as impairment.

For the years ended December 31, 2018 and 2017 the Company performed an annual impairment analysis and no impairment losses have been identified.

k.     Impairment of long-lived assets and intangible assets:

The Company’s long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds the fair value of the asset.

l.     Long lived assets held for sale:

The company accounted for its long lived assets held for sale under ASC 360‑10 ("Impairment or disposal of Long-lived Assets").

Under management decision, the patents acquired under Alvarion Ltd. and Safend Ltd. acquisitions during 2016, were not intended for internal use by the Company, and thus accounted for as Long lived assets held for sale. During 2017 and 2018, following management decision, the Company elected to enter into engagements with several brokers for the purpose of marketing and sale of those patents. Realization costs of the patents are immaterial.

For the years ended December 31, 2018 and 2017 the Company did not identify any triggers for impairment.

m.    Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel’s Severance Pay Law. Employees are entitled to one month’s salary for each year of employment, or portion thereof. The Company’s liability for all its employees is presented under “accrued severance pay”. The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company’s balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company’s obligation pursuant to Israel’s Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2018, 2017 and 2016 amounted to $754,  $860 and $876, respectively.

n.    Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, licensing, maintenance, royalties and long term contracts (including training and installation).

Effective January 1, 2018, the Company adopted Financial Accounting Standards Board (“FASB”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 was applied using the modified retrospective method, therefore the cumulative effect of initially applying the revenue standard is recognized as an adjustment to opening retained earnings at January 1, 2018. Accordingly, comparative periods have not been adjusted and continue to be reported under FASB ASC Topic 605, Revenue Recognition (“ASC 605”).

Upon adoption of ASC 606, the Company identified a change in the Company’s revenue recognition policies related to combined license and maintenance sales, as noted within the Company’s Safend contracts. Under ASC 605, revenue for these contracts was recognized over the life of the contract. In accordance with ASC 606, license revenue is recognized upon delivery while maintenance is recognized over the life of the contract. As a result of applying the new standard, the Company will recognize a cumulative effect adjustment to Retained Earnings as of January 1, 2018 in the amount of $257.

Aside from its combined license and maintenance sales, no other changes were identified to the characteristics of the Company’s other revenue recognition policies, other than the enhanced disclosure regarding revenue recognition, including disclosures of revenue streams, performance obligations, variable consideration and the related judgments and estimates necessary to apply the new standard.

We measure revenue based upon the consideration specified in the client arrangement, and revenue is recognized when the performance obligations in the client arrangement are satisfied. A performance obligation is a promise in a contract to transfer a distinct service to the customer. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when or as, the customer receives the benefit of the performance obligation. Under ASC 606, revenue is recognized when a customer obtains control of promised services in an amount that reflects the consideration we expect to receive in exchange for those services. To achieve this core principal, the Company applies the following five steps:

1)          Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.

2)        Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services, the Company must apply judgment to determine whether promised services are capable of being distinct in the context of the contract. If these criteria are not met the promised services are accounted for as a combined performance obligation.

3)        Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer.

We evaluate whether a significant financing component exists when we recognize revenue in advance of customer payments that occur over time. For example, some of our contracts include payment terms greater than one year from when we transfer control of goods and services to our customers and the receipt of the final payment for those goods and services. If a significant financing component exists, we classify a portion of the transaction price as interest income, instead of recognizing all of the transaction price as revenue. We do not adjust the transaction price for the effects of financing if, at contract inception, the period between the transfer of control to a customer and final payment is expected to be one year or less.

4)        Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. However, if a series of distinct services that are substantially the same qualifies as a single performance obligation in a contract with variable consideration, the Company must determine if the variable consideration is attributable to the entire contract or to a specific part of the contract. Contracts that contain multiple performance obligations require an allocation of the transaction price based on management’s judgement.

5)        Recognize revenue when or as the Company satisfies a performance obligation

The Company satisfies performance obligations either over time or at a point in time. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer.

Nature of goods and services

The following is a description of the Company’s goods and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:

Software Maintenance and Support Services Revenue

Software maintenance and support services contracts are sold in conjunction with the Company’s software products for its e-Govt, IoT and Connectivity, and Cyber Security revenue streams. The contract terms for software maintenance and support span one to five years in length and provide customers with the rights to unspecified software product updates if and when available, online and telephone access to technical support personnel.

The Company recognizes revenue from fixed-price service and maintenance contracts using the input method of accounting. Under the input method, revenue is recognized on the basis of an entity’s efforts toward satisfying a performance obligation. We recognize revenue from maintenance and support services provided pursuant to the time elapsed under such contracts, as that is when our performance obligation to our customers under such arrangements is fulfilled.

Perpetual Software License Revenue

The Company generates revenue from the sales of perpetual software licenses for its Cyber Security and e-Gov segments, including sales for its Magna_DL, Magna_VL, Magna_Passport, and Magna_ID software products. The intellectual property rights for usage of these products are transferred to the customer at the time of purchase and the software does not require implementation services, ongoing maintenance and support, or other adaptions in order to maintain utility.

In arrangements where ongoing  services are not essential to the functionality of the delivered software, the Company recognizes perpetual software license revenue when the license agreement has been approved and the software has been delivered. The Company can identify each party’s rights, payment terms, and commercial substance of the content. Where applicable, we identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the adjusted market assessment approach.

Annual Software License Revenue

The Company generates revenue from the sales of time-based software licenses for certain of its software products. The intellectual property rights for access to these products are transferred to the customer for contract terms of one year and the software requires ongoing maintenance, support, or other adaptions in order to maintain utility.

The Company recognizes revenue over time using the input method for its annual software licenses when ongoing services are determined to be essential to the functionality of the delivered software. The license along with the any customization services are transferred to our customers  pursuant to the time elapsed under such contracts, as that is when our performance obligation to our customers under such arrangements is fulfilled.

System Design Revenue

System design revenue relate to services provided to governments and national agencies in the early stages of a new project including incumbent system data information extraction, customer interviewing and specification mapping, architecture and software design, secure credential design, project management and planning, data migration design, project operation planning, training, assimilation, and operational processes optimization for the Company’s e-Gov and IoT solutions.

The Company recognizes revenue from its system design services using the input method of accounting. Under the input method, revenue is recognized on the basis of an entity’s efforts or inputs toward satisfying a performance obligation. We recognize revenue from system design services provided pursuant to time-and-materials based contracts as the services are performed, as that is when our performance obligation to our customers under such arrangements is fulfilled. Where applicable, we identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the using the expected cost plus a margin approach.

Implementation and System Deployment Revenue

Implementation and system deployment revenue relate to services provided to governments and national agencies typically after the design stage is concluded including infrastructure setup and deployment, software and chip design development, software customizations, purchase, and deployment of hardware and necessary system components, system integration and implementation, process engineering,  customer training, system quality assurance testing, load balancing and local environment optimizations, and operational system launch for the Company’s e-Gov and IoT solutions.

The Company recognizes revenue from its implementation and system deployment revenue using the input method of accounting. Under the input method, revenue is recognized on the basis of an entity’s efforts or inputs toward satisfying a performance obligation. We recognize revenue from implementation and system deployment services provided pursuant to time-and-materials based contracts as the services are performed, as that is when our performance obligation to our customers under such arrangements is fulfilled. Where applicable, we identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the using the residual approach.

Procurement of Secure Document Consumables Revenue

The Company procures secure document consumables for its e-Gov government customers which are needed to issue secure documents after a project deployment is complete and a system in actively running and operational. These consumables are manufactured generally at secure printing facilities utilizing proprietary and customized designs, which the Company has developed during the project design stage, to provide multiple layers of security preventing falsification of documents. These consumables include base card stock, security laminates, holograms, passive RFID chip inlays, passport booklets, secure chip cards, and various other secure credentialing necessities.

The Company recognizes revenue on procurement of secure document consumables products when the customer has control of the product, which is determined to be at the point in time when the products are delivered. Where applicable, we identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on their stated prices within the contract.

Wireless & RFID Products Revenue

The Company’s wireless products include solutions for carrier wi-fi, enterprise connectivity, smart city, smart hospitality, connected campuses  and connected events which enhance productivity and performance. The Company’s RFID products include asset tags which provide real-time asset loss prevention, inventory management, and personnel/asset tracking and vehicle tags which provide long-range vehicle ID for parking and fleet management, access control, asset loss prevention at airports, gated communities, truck and bus terminals, employee parking lots, hospitals, industrial facilities, railroads, mines and military installations.

The Company recognizes revenue on wireless and RFID products when the customer has control of the equipment, which is determined to be at the point in time when the products are shipped. Where applicable, we identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on their stated prices within the contract.

Electronic Monitoring Services Revenue

Electronic monitoring services represent fees the Company collects through the sale or rental of its PureSecurity Suite of products, which include the PureMonitor, PureTrack, PureTag, PureCom, PureBeacon, and SCRAM devices. These devices identify, track, and monitor people or objects in real time through the Company’s GPS monitoring, home monitoring, and alcohol tracking solutions.

The Company recognizes revenue on the sale of electronic monitoring products when the customer has control of the equipment, which is determined to be at the point in time when the products are shipped. For devices which are rented and for electronic monitoring services provided, we recognize revenue pursuant to the time elapsed for such contracts, as that is when our performance obligation to our customers under such arrangements is fulfilled. Our customers typically pay for these services based on a net rate per day per individual or on a fixed monthly rate.

Treatment Services Revenue

Treatment services revenue is an extension of the Company’s electronic monitoring services. We provide individuals who have completed or are near the end of their sentence with the resources necessary to productively transition back into society. Through our daily reporting centers, we provide criminal justice programs and reentry services to help reduce recidivism which include case management, substance abuse education, vocational training, parental support, employment readiness and job placement. These activities are considered to be a bundle of services which are a part of a series of distinct services recognized over time.

The Company recognizes revenue from its treatment services using the input method of accounting. Under the input method, revenue is recognized revenue on the basis of an entity’s efforts or inputs toward satisfying a performance obligation. We recognize revenue from implementation and system deployment services provided pursuant to time-and-materials based contracts as the services are performed, as that is when our performance obligation to our customers under such arrangements is fulfilled. Where applicable, we identify multiple performance obligations and record as revenue as the performance obligations are fulfilled based on the using the expected cost plus a margin approach.

Professional Services Revenue

The Company offers professional services for the Company’s Cyber Security software products, which includes an on-site / remote visit by a specialist technician to assist with installation, deployment and configuration.

The Company recognizes revenue from professional services upon completion of the service performed for the customer. As these services are completed during a single onsite visit, revenue is recognized at a point in time of such onsite visit.

Disaggregation of revenue

In the following table, revenue is disaggregated by major geographic region and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the reportable segments:

	Year ended December 31, 2018
	Cyber
	Security	IoT	e-Gov	Total
Major geographic areas
Africa	$—	$70	$4,746	$4,816
European countries	723	2,125	266	3,114
South America	—	174	1,105	1,279
United States	935	9,517	—	10,452
Israel	1,366	148	—	1,514
APAC	271	436	—	707
Total revenue	$3,295	$12,470	$6,117	$21,882

Timing of revenue recognition
Products and services transferred over time	$1,084	$11,102	$3,999	$16,185
Products transferred at a point in time	2,211	1,368	2,118	5,697
Total revenue	$3,295	$12,470	$6,117	$21,882

Transaction price allocated to the remaining performance obligations

Remaining performance obligations represent the transaction price of system deployment, service and maintenance contracts for which work has not been performed as of the period end date. As of December 31, 2018, the aggregate amount of the transaction price allocated to remaining performance totals    $5.8 million. The Company expects approximately 68% of remaining performance obligations to be recognized into revenue within the next 12 months, with the remaining 32% recognized thereafter.

We apply the practical expedient in paragraph ASC 606-10-50-14 and do not disclose information about remaining performance obligations that have original expected durations of one-year or less. We apply the transition practical expedient in paragraph ASC 606-10-65-1(f)(3) and do not disclose the amount of the transaction price allocated to the remaining performance obligations and an explanation of when we expect to recognize that amount as revenue. Additionally, applying the practical expedient in paragraph ASC 340-40-25-4, the Company recognizes the incremental costs of obtaining contracts (i.e., commissions) as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one-year or less.

o.    Research and development costs and software development costs:

Research and development costs are expensed as incurred. Software development costs eligible for capitalization are accounted for in accordance with 985‑20 Software — Costs of Software to be Sold, Leased or Marketed. Capitalization of software development costs for products to be sold to third parties begins upon the establishment of technological feasibility and ceases when the product is available for general release. Amortization is calculated and provided over the estimated economic life of the software, using the greater of (i) straight-line method or if applicable (ii) the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product. Amortization commences when developed software is available for general release to clients.

The estimated useful life of capitalized software development costs is between 4 to 5 years.

p.     Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, “Income Taxes”. This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws, that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740‑10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740‑10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2018, 2017, and 2016 financial statements.

ASU No. 2015‑17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, requires a reporting entity to classify all deferred tax assets and liabilities as noncurrent in a classified balance sheet. As of December 31, 2017, the Company adopted in a retrospective method the new Income Tax guidelines, stating all deferred tax assets and liabilities need be presented as non-current in the balance sheet.

q.     Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company’s trade receivables are derived from sales to customers located primarily in Eastern Europe, Africa, the United States and South America. The Company performs ongoing credit evaluations of its customers’ financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments. The Company has no significant off-balance-sheet concentration of credit risk.

r.     Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method.

The numbers of potential shares from the conversion of options and warrants that have been excluded from the calculation were 854,656, 351,056, and 333,526 for the years ended December 31, 2018, 2017 and 2016, respectively.

s.     Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable, trade payable, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The Company measures its earn-out liability at fair value (see also Note 11).

t.     Accounting for stock-based compensation:

Stock-based compensation, including grants of stock options, is recognized in the consolidated statement of operations over the requisite service period as an operating expense, based on the fair value of the award on the date of grant. The fair value of stock-based compensation is estimated using an option-pricing model.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the straight-line method and to value the awards based on the single-option award approach.

The Company accounts for forfeitures as they occur.

u.     Treasury Shares:

Treasury shares are recorded at cost and presented as a reduction of shareholders’ equity.

v.    Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014‑09, Revenue from Contracts with Customers ("the Standard"). The Standard provides companies with a single model for recognizing revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer. The new disclosure requirements will provide information about the nature, amount, timing and uncertainty of revenue and cash flows from revenue contracts with customers. The Standard is effective for annual and interim reporting periods beginning after December 15, 2017. Entities have the option of using either a full retrospective or modified retrospective approach for adopting this Standard. Under the modified approach, which the Company has elected, the Company has recognized the cumulative effect of initially applying the guidance with an adjustment to the opening balance of retained earnings in the 2018.

For its software license transactions - the Company had recognized revenue for the software license performance obligation upon delivery of the license to the customer, rather than ratably over the service period.

For the Company's long term contracts, which have been accounted for under the Percentage of Completion Method in 2017, the Company had evaluated the contract criteria pursue to ASC-606 guidelines and determined to continue to account for under Percent of Completion.

For those contracts for which it was determined that the performance obligation creates an asset with no alternative use and the Company has the right for payment to the work completed to date, revenue was recognized over time, in a manner similar to previous accounting. However, contracts which have been  determined otherwise, revenue from those contracts would have been  recognized at a point in time during the year and for some contracts  the revenue had been  deferred

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15), which is intended to reduce the existing diversity in practice in how certain cash receipts and cash payments are classified in the statement of cash flows. In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash (Topic 230) (ASU 2016-18), which requires the inclusion of restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-15 and ASU 2016-18, have been adopted by the Company during the first quarter of 2018, using a retrospective transition method to each period presented. The adoption ASU 2016-18 was retrospectively applied to the Company’s consolidation cash flow statements for all period presented.

Lease

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842,  Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The new standard is effective for us on January 1, 2019, with early adoption permitted. A modified retrospective transition approach is required (which means prospectively with a cumulative adjustment to retained earnings for previous years effect), applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. We expect to adopt the new standard on January 1, 2019 and use the effective date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition. We expect to elect the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We expect to elect all of the new standard’s available transition practical expedients.

We expect that this standard will have a material effect on our financial statements. While we continue to assess all of the effects of adoption, we currently believe the most significant effects relate to (1) the recognition of new ROU assets and lease liabilities on our balance sheet for our office operating leases; (2) providing significant new disclosures about our leasing activities.

On adoption, we currently expect to recognize additional operating liabilities, in the range of approximately $300 to $400,  with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for our existing operating leases.

The new standard also provides practical expedients for a company’s ongoing accounting. We currently expect to elect the short-term lease recognition exemption for some of our office leases and our vehicle leases. This means, for those leases that qualify, we will not recognize ROU assets or lease liabilities. This includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition.

In January 2016, the FASB issued ASU 2016‑13, “Financial Instruments – Credit Losses on Financial Instruments”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016‑13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted.

The Company is currently evaluating whether to early adopt this standard and the potential effect on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑04, Simplifying the Test for Goodwill Impairment. Under the new standard, goodwill impairment would be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This ASU eliminates existing guidance that requires an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination.

The guidance is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. The Company is currently evaluating the effect that the standard will have on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. The ASU amends the scope of modification accounting for share-based payment arrangements, and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. The new guidance allows companies to make certain changes to awards without accounting for them as modifications. It does not change the accounting for modifications. The Company adopted ASU 2017-09 during the first quarter of 2018. There was no impact of the adoption of this standard on the Company's financial statements. During the years ended December 31, 2018, 2017 and 2016, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $256, $631, and $924, respectively

x.    Reclassifications

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

Certain reclassifications, in accordance with the adoption of ASU 2016-15 and ASU 2016-18, have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no net effect on previously reported results of operations.

In addition other certain reclassifications had been made to the 2016 financial statement, including the separation of revenues and cost of revenue to products and services in accordance with Rules 5-03(b)(1) and (2) of  Regulation S-X, have been made to the prior year' financial statements to conform to the current  presentation. These reclassifications had no net effect on previously reported results of operations.